PLAINS ALL AMERICAN PIPELINE, L.P.
333 Clay Street, Suite 1600
Houston, Texas 77002
March 23, 2007
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Plains All American Pipeline, L.P. S-4 Registration Statement
Ladies and Gentlemen:
     This letter accompanies the Registration Statement on Form S-4 of Plains All American Pipeline, L.P. (“Plains”) respecting the exchange offers of up to $400,000,000 aggregate principal amount of their 6.125% Senior Notes due 2017 (“2017 Notes”) and of up to $600,000,000 aggregate principal amount of their 6.650% Senior Notes due 2037 (“2037 Notes,” and together with the 2017 Notes, the “Senior Notes”), each of which were originally issued on October 30, 2006 in a Rule 144A transaction.
     The purpose of this letter is to confirm supplementally to the Staff that Plains is registering the Senior Notes to be issued in such exchange offer in reliance on the Exxon Capital Holdings Corporation letter (available April 13, 1989), the Morgan Stanley & Co. Incorporated letter (available June 5, 1991), and the Shearman & Sterling letter (available July 2, 1993). Plains hereby represents that it has not entered into any arrangement or understanding with any person (including any broker-dealer) to distribute the Senior Notes to be issued in the exchange offer and, to the best of its knowledge and belief, each person (including any broker-dealer) participating in the exchange offer will acquire such Senior Notes in the ordinary course of business and with no arrangement or understanding with any person to participate in a distribution of Senior Notes to be received in the exchange offer.
     If any additional supplemental information is required by the Staff, please contact Plains’ counsel, Mr. Alan Beck, whose telephone number and mailing address are shown on the facing sheet of the S-4 Registration Statement.

Very truly yours, PLAINS ALL AMERICAN PIPELINE, L.P.
By:	Plains AAP, L.P., its general partner
By:	Plains All American GP LLC, its general partner

By:	/s/ Tim Moore
Tim Moore
Vice President